S-K 1603(c) Fiduciary Duties to Other Companies	Jul. 27, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Carter Glatt	Global Gas Corporation	Industrial Gas	Chairman
Michael Castaldy	Diverse Capital Partners	Multi-Strategy Investment Fund	Chief Executive Officer and Managing Partner
	Global Gas Corporation	Industrial Gas	Director
Jeron Smith	Heir Inc.	Entertainment, Media and Digital Content	Co-Founder
	The Incubation Lab	Entertainment, Media and Digital Content	Founder
	Unanimous Media	Entertainment, Media and Digital Content	Co-Founder and Chief Executive Officer
	Global Gas Corporation	Industrial Gas	Director
Ben Coates	Global Gas Corporation	Industrial Gas	Director

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(1)      Each individual listed has a fiduciary duty with respect to each of the listed entities opposite from his/her name.